OTHER RECEIVABLES, NET	6 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 5. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Business advances to officers and staffs (A)	¥854,162	¥1,849,761	$260,533
Deposits for projects	1,247,992	1,224,966	172,533
VAT recoverable	690,053	577,545	81,346
Others	1,392,126	1,134,950	159,854
Allowance for credit losses	(1,994,960)	(602,444)	(84,852)
Subtotal	2,189,373	4,184,778	589,414
Less: Long term portion (B)	(3,640)	—	—
Other receivable - current portion	¥2,185,733	¥4,184,778	$589,414
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Provision for credit losses of other receivables was ¥549,132 for the six months ended December 31, 2022. Net recovery of provision for credit losses of other receivables was ¥1,392,516 for the six months ended December 31, 2023.

Movement of allowance for credit losses is as follows:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥619,444	¥1,994,960	$280,984
Charge to (reversal of) allowance	1,375,516	(1,392,516)	(196,132)
Less: written off	—	—	—
Ending balance	¥1,994,960	¥602,444	$84,852